S-K 1603, SPAC Sponsor; Conflicts of Interest	Dec. 17, 2025
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor [Table Text Block]

The following table sets forth the payments received or to be received by our sponsor, its affiliates, from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor and its affiliates. The insider shares are identical to the public shares except for with respect to the transfer restrictions, registration rights, redemption rights, liquidating rights, and anti-dilution rights described in more detail under “— The Offering — Insider shares and letter agreement” and “Description of Securities — Ordinary Shares.” These private units are identical to the public units sold in this offering, except with respect to certain transfer restrictions and registration rights described under “— Contractual arrangements.”

Entity/Individual	Compensation Received or to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Spectre RH Limited	$10,000 per month until the closing of our initial business combination or our liquidation.	Office space, utilities and secretarial and administrative support.

Spectre RH Limited, officers and directors	The sponsor and our officers and directors collectively own 1,500,000 insider shares(1) if the over-allotment option is not exercised, or 1,725,000 insider shares(1) if the over-allotment option is exercised in full. These shares were issued on November 20, 2025.	$25,000 in the aggregate (or approximately $0.017 per share if the over-allotment option is not exercised or approximately $0.014 per share if the over-allotment option is exercised in full).

Spectre RH Limited	230,000 (or 243,500 if the underwriters’ over-allotment option is exercised in full) private units to be purchased simultaneously with the closing of this offering. In addition, the 230,000 (or 243,500 if the underwriters’ over-allotment option is exercised in full) private placement warrants included in the private units to be purchased simultaneously with the closing of this offering may be exercised on a cashless basis, along with the public warrants under the terms of the warrant agreement, which could result in material dilution to our public shareholders.	$2,300,000 (or $2,435,000 if the underwriters’ over-allotment option is exercised in full).

Spectre RH Limited	Up to $600,000	Repayment of loans made to us to cover offering related and organizational expenses.

Spectre RH Limited, officers, directors, or their respective affiliates	Repayment of working capital loans that our sponsor, officers, directors or their affiliates may, but are not obligated to, loan us from time to time, in whatever amount they deem reasonable in their sole discretion, to finance transaction costs, or the issuance of private units upon the conversion of up to $3,000,000 of such working capital loans.	Such loans will be repayable upon the consummation of our initial business combination, and the lender has the option to convert up to $3,000,000 of such loans into private units at a price of $10.00 per unit prior to or upon the consummation of our initial business combination. If our initial business combination is not consummated, the loans will not be repaid except to the extent that we have funds available outside of the trust account. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans.

Spectre RH Limited, officers, directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and competing an initial business combination.	Services in connection with identifying, investigating and completing an initial business combination.

ARC Group Limited, an affiliate of ARC Group Securities LLC	$200,000 in cash, and up to $1,000 in cash in reimbursement for expenses.	Financial advisory services in connection with this offering, including market analysis, positioning, financial modeling, organizational structuring, and capital requirement assessments, as well as support throughout the public offering process, including assistance with the preparation of financial information and statements

(1)	The insider shares are subject to anti-dilution adjustments for share capitalizations, subdivision, combination or similar reclassification or recapitalization of the ordinary shares in issue into a greater or lesser number of shares occurring after the original filing of our amended and restated memorandum and articles of association. In the case that additional ordinary shares, or any other equity-linked securities, are issued or deemed issued in excess of the amounts sold in this offering and related to or in connection with the closing of the initial business combination, the initial shareholders’ ownership will be adjusted (unless the holders of a majority of the outstanding insider shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the initial shareholders will maintain, in the aggregate, at least, twenty per cent (20%) of the sum of: (a) the total number of ordinary shares outstanding upon completion of our initial public offering (including any ordinary shares issued pursuant to the underwriter’s over-allotment option and excluding any ordinary shares underlying the private placement warrants issued to the sponsor); plus (b) all ordinary shares and equity-linked securities issued or deemed issued in connection with the closing of our initial business combination, excluding any ordinary shares or equity-linked securities issued, or to be issued, to any seller in our initial business combination and any private placement-equivalent warrants issued to the sponsor or its affiliates or to the Company’s officers and directors upon the conversion of working capital loans made to the Company; minus (c) the number of public shares redeemed in connection with our initial business combination or an amendment to our amended and restated memorandum and articles of association.

SPAC Sponsor, Controlling Persons [Table Text Block]

On November 20, 2025, Spectre RH Limited paid $25,000 to cover certain expenses on our behalf in exchange for the issuance of 1,725,000 insider shares (of which, 225,000 are subject to forfeiture if the underwriter does not exercise their over-allotment option), or approximately $0.014 per share. In addition, our sponsor has committed, pursuant to a written agreement, to purchase an aggregate of 230,000 private units for a purchase price of $10.00 per share in a private placement that will occur simultaneously with the closing of this offering (assuming the underwriter does not exercise their over-allotment option). Prior to the initial investment in the company of $25,000, the Company had no assets, tangible or intangible.

The per share price of the insider shares was determined by dividing the amount paid by the number of insider shares issued in consideration therefor. If we increase or decrease the size of this offering, we will effect a share capitalization or a share surrender or redemption or other appropriate mechanism, as applicable, with respect to our insider shares immediately prior to the consummation of this offering in such amount as to maintain the ownership of our sponsor (and its permitted transferees), on an as-converted basis, at 20% of our issued and outstanding ordinary shares (excluding the private placement shares included in the private units) upon the consummation of this offering. The number of shares beneficially owned and post-offering percentages in the following table assume that the underwriter does not exercise their over-allotment option and that there are 7,730,000 ordinary shares, consisting of (i) 6,000,000 ordinary shares included in the public units sold in this offering, (ii) 1,500,000 insider shares, and (iii) 230,000 private placement shares underlying the private units purchased by our sponsor in a private placement simultaneously with the closing of this offering, issued and outstanding after this offering.

	Before Offering		After Offering
Name and Address of Beneficial Owner(1)	Number of Shares Beneficially Owned(2)	Approximate Percentage of Outstanding Ordinary Shares	Number of Shares Beneficially Owned	Approximate Percentage of Outstanding Ordinary Shares
Spectre RH Limited(3)	1,725,000	100%	1,730,000	22.38%
Jingxia Hua(4)	1,725,000	100%	1,730,000	%
Lin Sun(4)	0	0%	0	0%
All officers and directors as a group ( persons)	1,725,000	100%	1,730,000	22.38%

* Less than one percent.

(1)	Unless otherwise indicated, the business address of each of the individuals and entities is c/o Spectre Acquisition Corp, 1801 E Holt Blvd, #1162, Ontario, CA 91761.

(2)	Interests shown consist solely of insider shares. Such insider shares are ordinary shares with the same rights as public ordinary shares, except for certain transfer restrictions and anti-dilution provisions, as described in the section entitled “Description of Securities.”

(3)	Spectre RH Limited, our sponsor, is the record holder of 1,725,000 insider shares, up to 225,000 such shares shall be forfeited for no consideration if the underwriters do not exercise the over-allotment option in full. Ms. Jingxia Hua is the sole member of our sponsor, and, as a result, holds voting and investment discretion with respect to the ordinary shares held of record by the sponsor.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

SUBJECT SECURITIES	TRANSFER RESTRICTIONS	NATURAL PERSONS AND ENTITIES SUBJECT TO TRANSFER RESTRICTIONS	EXCEPTIONS TO TRANSFER RESTRICTIONS
Insider Shares(1)(2)	Agreement not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder with respect to, any security, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b) (each of the foregoing, a “Transfer”), until the earlier of (i) six months after the completion of an initial business combination and (ii) subsequent to our initial business combination, (A) if the last reported sale price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 150 days after completion of our initial business combination or (B) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Further, no Transfer of any ordinary shares, insider shares or any other securities convertible into, or exercisable or exchangeable for, ordinary shares until 180 days after the date of this prospectus.	Spectre RH Limited, Jingxia Hua, and Lin Sun	Exceptions include: (i) among the initial shareholders or to an initial shareholder’s member, partner, officer, director, or affiliate; (ii) by gift to a member of the initial shareholder’s immediate family or to a trust, the beneficiary of which is a member of the initial shareholder’s immediate family or an affiliate of such individual, or to a charitable organization; (iii) by virtue of laws of descent and distribution upon death; (iv) pursuant to a qualified domestic relations order; (v) by virtue of the sponsor’s organizational documents upon liquidation or dissolution of the sponsor; or (vi) in the event of our liquidation prior to the completion of an initial business combination; provided, however, that, in the case of clauses (i) through (v), each transferee agrees in writing to be bound by the Transfer restrictions and the other restrictions contained in the letter agreement.

Private units and underlying securities(1)(2)	No Transfer until 30 days after the completion of our initial business combination. Further, no Transfer of any ordinary shares, insider shares or any other securities convertible into, or exercisable or exchangeable for, ordinary shares until 180 days after the date of this prospectus.	Spectre RH Limited	Same as above.

Public Units and underlying securities (if any are purchased in connection with the offering)(2)	No Transfer of any ordinary shares, insider shares or any other securities convertible into, or exercisable or exchangeable for, ordinary shares until 180 days after the date of this prospectus.	Spectre RH Limited, Jingxia Hua, and Lin Sun	Same as above.

(1)	For more information on the number of securities beneficially held by our sponsor, please see the section entitled “Principal Shareholders” in this prospectus.

(2)	The insider shares and private units, including any private placement shares and private warrants included in such private units, issued in connection or simultaneously with this offering are restricted securities and subject to the limitations on transfer described above under “—Rule 144” and “—Restrictions on the Use of Rule 144 by Shell Companies or Former Shell Companies.” Further, our sponsor, its permitted transferees or any other person that becomes an affiliate of the post-business combination company for purposes of Rule 144 under the Securities Act may be subject to additional resale restrictions with respect to securities they hold, as described above.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]
Name of Individual	Name of Affiliated Company	Industry	Affiliation
Jingxia Hua	Yaokong Technology (Shanghai) Co., Ltd.	Technical consulting and services; energy	Director
Lin Sun	-	-	-